Organization and Principal Activities	12 Months Ended
Dec. 31, 2021
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Organization and Principal Activities
1.	Organization and principal activities

Description of Business

ATRenew Inc. (previously AiHuiShou International Co. Ltd.) (the “Company”) was incorporated under the laws of the Cayman Islands on November 22, 2011. The Company through its wholly-owned subsidiaries, variable interest entity (“VIE”) and VIE’s subsidiaries (collectively, the “Group”) primarily sell pre-owned consumer electronics through its online platforms and offline stores, and provide services to third-party merchants to sell the products through its platforms. The Group’s principal operations and geographic markets are in the People’s Republic of China (“PRC”).

As of December 31, 2021, the Company’s major subsidiaries, VIE and VIE’s subsidiaries are as follows:

		Date of incorporation/ establishment	Place of incorporation/ establishment	Percentage of direct/indirect ownership
Subsidiaries	AiHuiShou International Company Limited	January 13, 2012	Hong Kong	100%
	Shanghai Aihui Trading Co., Ltd (“Shanghai Aihui”)	August 16, 2012	Mainland China	100%
	AHS Device Hong Kong Limited	March 8, 2017	Hong Kong	100%
VIE and VIE’s subsidiaries	Shanghai Wanwuxinsheng Environmental Protection Technology Group Co., Ltd. (previously Shanghai Yueyee Network Information Technology Co., Ltd) (“Shanghai Yueyee” or “Shanghai Wanwuxinsheng”)	May 21, 2010	Mainland China	VIE
	Shanghai Yueyi Network Information Technology Co., Ltd (“Shanghai Yueyi”)	September 6, 2015	Mainland China	100%
	Changzhou Yueyi Network Information Technology Co., Ltd (“Changzhou Yueyi”)	June 23, 2017	Mainland China	100%